United States
             Securities and Exchange Commission
                    Washington, DC 20549


                          Form 13F

                     Form 13F Cover Page



Report for the Calendar Year or Quarter Ended:
3/31/99

Check here if Amendment:  [  ]          Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

     Name:     The Managers Funds LLC (formerly The Managers
               Funds, L.P.)
     Address:  40 Richards Avenue
               Norwalk, CT 06854

13F File Number:    28-3326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald S. Rumery
Title:    Chief Financial Officer
Phone:    (203) 831-4122

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

     Signature, Place and Date of Signing:

          /s/Donald S. Rumery
          Norwalk, Connecticut
          April 19, 1999

Report Type (Check only one):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this
          reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:

     Name                                    13F Filing Number
     --------------------------------        ------------------
     Scudder Kemper Investments, Inc.             28-36
     Chartwell Investment Partners, L.P.          28-4530
     Essex Investment Management Company, LLC     801-12548
     Roxbury Capital Management, LLC              32-350006
     Kern Capital Management LLC                  28-6932
     Westport Asset Management, Inc.              28-1982
     Liberty Investment Management                28-4904
     Pilgrim, Baxter & Associates, Ltd.           28-904
     Lazard Asset Management                      28-61
     King Street Advisors, Limited
          (State Street Corporation)              28-399


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